Revenue	12 Months Ended
Dec. 31, 2021
Revenue From Contract With Customer [Abstract]
REVENUE

4. REVENUE

The following table presents the Group’s revenues from contracts with customers disaggregated by material revenue category:

	For the Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Colocation services recognized over time	678,348	1,701,911	2,649,371	415,744
Colocation rental recognized over time	128,870	124,991	114,681	17,996
Others recognized over time	45,792	4,175	88,225	13,844
	853,010	1,831,077	2,852,277	447,584